Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value liabilities measured on recurring basis unobservable input reconciliation calculation
Fair value as of December 31, 2022	$ 540,000	$ 8,992,000
Change in fair value	$ 1,080,000	$ (8,452,000)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Fair value as of March 31, 2023	$ 1,620,000	$ 540,000
Level 1 | Public Warrants
Fair Value liabilities measured on recurring basis unobservable input reconciliation calculation
Fair value as of December 31, 2022	300,000	4,800,000
Change in fair value	600,000	(4,500,000)
Fair value as of March 31, 2023	900,000	300,000
Level 3 | Private Warrants
Fair Value liabilities measured on recurring basis unobservable input reconciliation calculation
Fair value as of December 31, 2022	240,000	4,192,000
Change in fair value	480,000	(3,952,000)
Fair value as of March 31, 2023	$ 720,000	$ 240,000